Events Occurring After the Reporting Date	6 Months Ended
Jul. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date

19	Events occurring after the reporting date

Subsequent to the end of the financial period, the Company issued 3,116,645 shares at an average price of $2.24 per share to the value of US$6.98 million. These proceeds were used as working capital in the business.

As at the date of this report, Company is in negotiations with its Bankers to reset the loan covenants and extend the Loan to beyond the expiry of it’s current terms of 30 June 2019.

On 15th August 2018, the Company filed a F1 Registration statement relating to the resale of up to 12,752,951 ordinary shares, no par value, of Naked Brand Group Limited and up to 1,293,892 Ordinary Shares issuable upon exercise of outstanding warrants. The securities were issued in connection with one or more private placements and placements that occurred outside the United States and the Company will not receive any proceeds from the sale of the securities under this prospectus. However, the Company could receive up to USD$4,852,095 in gross proceeds if all of the warrants held by three of the Selling Shareholders are exercised for cash. We are still evaluating the accounting and financial reporting treatment of this transaction.

On November 15, 2018, we and our wholly-owned subsidiary, Bendon, entered into a Stock Purchase Agreement with the shareholders of FOH Online Corp. (“FOH”), including Cullen Investments Limited (“Cullen”), a significant shareholder of the Company. Pursuant to the agreement, on December 6, 2018, we purchased all of the issued and outstanding shares of FOH, in order to gain direct ownership of the Frederick’s of Hollywood license arrangement FOH had with Authentic Brands Group (“ABG”). The Naked Group previously marketed merchandise under the Frederick’s of Hollywood brand through a sub-license arrangement with FOH. As a result of the acquisition of FOH, the Naked Brands Group now has a direct relationship with ABG in relation to the Frederick’s of Hollywood license. Under the terms of the agreement, we paid a purchase price of approximately US$18.2 million, as follows (i) Bendon forgave debt owed to it by FOH and Cullen, in the aggregate amount of approximately US$9.9 million, and (ii) we issued 3,765,087 of our Ordinary Shares to FOH’s shareholders, valued at a price per share of US$2.20. We also agreed to satisfy certain obligations with respect to certain claims involving the parties. A portion of the Ordinary Shares issued to FOH’s shareholders are held in trust and may be released to Cullen to the extent not applied in satisfaction of such claims. We are still evaluating the accounting and financial reporting treatment of this transaction.